Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Redemption of common stock	$ 58,351,987	$ 58,351,987
Interest earned trust account	1,391,640	1,391,640
Interest earned trust account franchise taxes	760,186	741,013
Restricted cash	$ 168,012	$ 161,449